Accounts and Notes Receivable (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retail [Member]
Impaired financing receivable average recorded investment and interest income recognized
Average Recorded Investment, Total	$ 84	$ 118
Interest Income, Accrual Method, Total	4	6
Retail [Member] | North America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment	5	3
With an allowance recorded, Average Recorded Investment	52	82
With an allowance recorded, Interest Income Recognized	3	4
Retail [Member] | EAME & CIS [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	23	25
With an allowance recorded, Interest Income Recognized	1	1
Retail [Member] | Latin America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment
With an allowance recorded, Interest Income Recognized
Retail [Member] | APAC [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	4	8
With an allowance recorded, Interest Income Recognized		1
Wholesale [Member]
Impaired financing receivable average recorded investment and interest income recognized
Average Recorded Investment, Total	915	761
Interest Income, Accrual Method, Total	13	10
Wholesale [Member] | North America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	77	72
With an allowance recorded, Interest Income Recognized	3	2
Wholesale [Member] | EAME & CIS [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment	165	89
With an allowance recorded, Average Recorded Investment	516	499
With an allowance recorded, Interest Income Recognized	1	1
Wholesale [Member] | Latin America [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment
With an allowance recorded, Average Recorded Investment	93	77
With an allowance recorded, Interest Income Recognized	8	6
Wholesale [Member] | APAC [Member]
Impaired financing receivable average recorded investment and interest income recognized
With no related allowance recorded, Average Recorded Investment	7	3
With an allowance recorded, Average Recorded Investment	57	21
With an allowance recorded, Interest Income Recognized	$ 1	$ 1